Business combinations - RSPRINT Narrative (Detail) - RS print [member] - Fair value at acquisition [Member] € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Fair value developed technology	€ 4,820
Fair value customer relationship	248
Fair value contracts	2,862
RS Print capital called not yet paid	655
Fair value of the previously held equity	€ 770
Minimum royalty rate	8.00%
Maximum Royalty Rate	10.00%
Wacc PPA	15.80%
Fair value adjustment inventory	€ 265
Deferred tax liabilities	2,049
Acquisition price in cash assets	3,000
Acquisition price in cash shares	€ 5,220
Remaining Percentage Of Shares RS Print acquired	50.00%
Percentage of interest RS print	50.00%
Remaining Useful Life Customers	€ 15
Remaining Usefu lLife Contracts And Technology	7
Increase in fair value of the identified assets and liabilities	1,743
Increase decrease in goodwill	1,743
Increase decrease in deferred tax assets	€ 1,743